Exhibit 99.1
RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	6/28/2013

This report contains information regarding assets pledged as security (the Cover Pool) in respect of the obligations under the Covered Bonds issued under RBC’s Global Covered Bond Programme as of the indicated Calculation Date.  The composition of the Cover Pool will change as Loans are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans in the Cover Pool will vary over time.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

The Cover Pool is owned by RBC Covered Bond Guarantor Limited Partnership (Guarantor LP), which has no liabilities or claims outstanding against it other than those relating to the RBC Covered Bond Programme. Please click on the link below for additional information about the RBC Covered Bond Programme and the information contained herein. For the meaning of capitalized terms used and not otherwise defined in this report, click the following link and go to the Glossary tab in the Monthly Investor Report section:

http://www.rbc.com/investorrelations/fixed_income/covered-bonds-terms.html

The information contained in this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security.  Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

In this report, currency amounts are stated in Canadian dollars (“$”), unless otherwise specified.

Programme Information

Outstanding Covered Bonds
	Initial		C$	Final
Series	Principal Amount	Translation Rate	Equivalent	Maturity Date(1)	Interest Basis	Rate Type
CB2	€ 1,250,000,000	1.5070000 C$/€	$1,883,750,000	01/22/2018	4.625%	Fixed
CB3	$750,000,000	N/A	$750,000,000	11/10/2014	3.270%	Fixed
CB4	$850,000,000	N/A	$850,000,000	3/16/2015	3.180%	Fixed
CB5	US$1,500,000,000	1.0051000 C$/US$	$1,507,650,000	4/14/2015	3.125%	Fixed
CB6	$1,100,000,000	N/A	$1,100,000,000	3/30/2018	3.770%	Fixed
CB7	CHF 500,000,000	1.1149700 C$/CHF	$557,485,000	4/21/2021	2.250%	Fixed
CB8	US$2,500,000,000	0.9762000 C$/US$	$2,440,500,000	9/19/2017	1.200%	Fixed
CB9	US$1,500,000,000	0.9934000 C$/US$	$1,490,100,000	12/4/2015	0.625%	Fixed
Total			$10,579,485,000

OSFI Covered Bond Limit			$31,546,096,800

Weighted average maturity of Outstanding Covered Bonds (months)				42.36
Weighted average remaining term of Loans in Cover Pool (months)				28.87

Series Ratings		Moody's	S&P	DBRS	Fitch
CB2		Aaa	AAA	AAA	AAA
CB3		Aaa	AAA	AAA	AAA
CB4		Aaa	AAA	AAA	AAA
CB5		Aaa	AAA	AAA	AAA
CB6		Aaa	AAA	AAA	AAA
CB7		Aaa	AAA	AAA	AAA
CB8		Aaa	AAA	AAA	AAA
CB9		Aaa	AAA	AAA	AAA

(1) An Extended Due for Payment Date twelve-months after the Final Maturity Date has been specified in the Final Terms of each Series. The Interest Basis specified in this report in respect of each Series applies until the Final Maturity Date for the relevant Series following which the floating rate of interest specified in the Final Terms of each Series is payable monthly in arrears from the Final Maturity Date to but excluding the Extended Due for Payment Date.

Supplementary Information

Parties to RBC Global Covered Bond Programme
Issuer	Royal Bank of Canada
Guarantor entity	RBC Covered Bond Guarantor Limited Partnership
Servicer & Cash Manager	Royal Bank of Canada
Swap Providers	Royal Bank of Canada
Covered Bond Trustee & Custodian	Computershare Trust Company of Canada
Asset Monitor	Deloitte LLP
Account Bank & GDA Provider	Royal Bank of Canada
Standby Account Bank & GDA Provider	Bank of Montreal
Paying Agent	The Bank of New York Mellon

RBC Covered Bond Programme	Monthly Investor Report - June 28, 2013	Page 1 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	6/28/2013

Supplementary Information (continued)

Royal Bank of Canada's Ratings(1) (2)
	Moody's	S&P	DBRS	Fitch
Senior Debt	Aa3	AA-	AA	AA
Subordinated Debt	A3	A	AA (low)	AA-
Short-Term	P-1	A-1+	R-1 (high)	F1+
Rating Outlook	Stable	Stable	Stable	Stable

Applicable Ratings of Standby Account Bank & Standby GDA Provider(2)
	Moody's	S&P	DBRS	Fitch
Senior Debt	P-1	A-1	R-1 (high) / AA	F-1+ / AA-

Description of Ratings Triggers(2) (3)

A. Party Replacement

If the rating(s) of the Party falls below the level stipulated below, such party is required to be replaced or in the case of the Swap Providers transfer credit support and replace itself or obtain a guarantee for its obligations.

Role (Current Party)	Moody's	S&P	DBRS	Fitch
Account Bank/GDA Provider (RBC)	P-1	A-1	R-1(mid) & AA(low)	F1 / A
Standby Account Bank/GDA Provider (BMO)	P-1	A-1	R-1(mid) & AA(low)	F1 / A
Cash Manager (RBC)	P-2	A-2	BBB(low) (long)	F2 / BBB+
Servicer (RBC)	Baa3 (long)	BBB- (long)	BBB(low) (long)	F2
Interest Rate Swap Provider (RBC)	P-2 / A3	A+ (long)	R-2(high) & BBB(high)	F3 / BBB-
Covered Bond Swap Provider (RBC)	P-2 / A3	A+ (long)	R-2(high) & BBB(high)	F3 / BBB-

B. Specified Rating Related Action

i. The following actions are required if the rating of the Cash Manager (RBC) falls below the stipulated rating
	Moody's	S&P	DBRS	Fitch
(a) Asset Monitor is required to verify the Cash Manager's calculations of the Asset Coverage/Amortization test on each Calculation Date	Baa3 (long)	BBB- (long)	R-1(mid) & A(low)	BBB- (long)

(b) Amounts received by the Cash Manager/ Servicer are required to be deposited directly into the Transaction Account	P-1	A-1	R-1(mid) & AA(low)	F1 / A

(c) Amounts received by the Servicer are to be deposited directly to the GIC Account and not provided to the Cash Manager	P-1	A-1	R-1(mid) & AA(low)	F1 / A

ii. The following actions are required if the rating of the Servicer (RBC) falls below the stipulated rating

a) Servicer is required to hold amounts received in a separate account and transfer them to the Cash Manager or GIC Account, as applicable, within 2 business days	P-1	A-1	R-1(mid) & AA(low)	F1 / A

iii. The following actions are required if the rating of the Issuer (RBC) falls below the stipulated rating
	Moody's	S&P	DBRS	Fitch
(a) Repayment of the Demand Loan	N/A	N/A	N/A	F2 / BBB+

(b) Establishment of the Reserve Fund	P-1	A-1+	R-1(mid) & A(low)	F1 / A

iv. The following actions are required if the rating of the Issuer (RBC) falls below the stipulated rating
	Moody's	S&P	DBRS	Fitch
(a) Cashflows will be exchanged under the Covered Bond Swap Agreement (to the extent not already occuring) except as otherwise provided in the Covered Bond Swap Agreement	Baa1 (long)	BBB+ (long)	BBB(high) (long)	BBB+ (long)

v. Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if the rating of such Swap Provider falls below the specified rating
	Moody's	S&P	DBRS	Fitch

(a) Interest Rate Swap Provider	P-1 / A2	N/A	R-1(mid) & A(high)	F1 / A

(b) Covered Bond Swap Provider	P-1 / A2	N/A	R-1(mid) & A(high)	F1 / A

Events of Default & Triggers
Asset Coverage Test (C$ Equivalent of Outstanding Covered Bonds < Adjusted Aggregate Asset Amount)		Pass
Issuer Event of Default		Nil
Guarantor LP Event of Default		Nil

(1) Subordinated Debt ratings are not the subject of any ratings related actions or requirements under the RBC Covered Bond Programme.
(2) Where only one rating is expressed such rating relates to the short-term rating (unless otherwise specified) and where two ratings are expressed the first is short-term and the second long-term.

(3) The discretion of the Guarantor LP to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.

RBC Covered Bond Programme	Monthly Investor Report - June 28, 2013	Page 2 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	6/28/2013

Asset Coverage Test

C$ Equivalent of Outstanding Covered Bonds	$10,579,485,000

A = lesser of (i) LTV Adjusted True Balance, and	$17,231,836,750	A (i)	$18,915,263,096
(ii) Asset Percentage Adjusted True Balance, as adjusted		A (ii)	$17,231,836,750
B = Principal Receipts	-	Asset Percentage:	91.10%
C = Cash Capital Contributions	-	Maximum Asset Percentage:	93.00%
D = Substitute Assets	-
E = Reserve Fund balance	-
F = Negative Carry Factor calculation	$324,710,051
Adjusted Aggregate Asset Amount (Total: A + B + C + D + E - F)	$16,907,126,699

Valuation Calculation

Trading Value of Covered Bonds	$11,169,926,043

A = lesser of (i) Present Value of outstanding loan balance of	$18,818,626,632	A (i)	$18,818,626,632
Performing Eligible Loans(1) and (ii) 80% of Market Value(2) of		A (ii)	$35,526,128,992
properties securing Performing Eligible Loans
B = Principal Receipts	-
C = Cash Capital Contributions	-
D = Trading Value of Substitute Assets	-
E = Reserve Fund Balance	-
F = Trading Value of Swap Collateral	-
Present Value Adjusted Aggregate Asset Amount (Total: A + B + C + D + E + F)	$18,818,626,632

(1) Present value of expected future cash flows of Loans using current market interest rates offered to RBC clients.
(2) Value as most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan or subsequently thereto).

Intercompany Loan Balance

Guarantee Loan	$11,773,032,019
Demand Loan	$7,097,628,065
Total	$18,870,660,084

Cover Pool Losses

Period End	Write-off Amounts	Loss Percentage (Annualized)
June 28, 2013	$7,970	0.00%

Cover Pool Flow of Funds

	28-Jun-2013		31-May-2013
Cash Inflows
Principal Receipts	$367,879,189		$372,743,891
Proceeds for sale of Loans	$0		$0
Revenue Receipts	$47,267,541		$56,079,107
Swap receipts	$47,211,865	(1)	$49,719,228	(2)
Cash Outflows
Swap payment	($47,267,541)	(1)	($56,079,107)	(2)
Intercompany Loan interest	($47,117,442)	(1)	($49,619,789)	(2)
Intercompany Loan principal	($367,879,189)	(1)	($372,743,891)	(2)
Intercompany Loan repayment	$0	(1)	$0
Net inflows/(outflows)	$94,424		$99,438

(1) Cash settlement to occur on July 17, 2013
(2) Cash settlement occurred on June 17, 2013

RBC Covered Bond Programme	Monthly Investor Report - June 28, 2013	Page 3 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	6/28/2013

Cover Pool Summary Statistics

Previous Month Ending Balance	$19,278,620,552
Current Month Ending Balance	$18,910,733,393
Number of Mortgages in Pool	129,492
Average Mortgage Size	$146,038
Number of Properties	113,235
Number of Borrowers	110,972

Weighted Average LTV - Authorized	70.02%
Weighted Average LTV - Drawn	61.59%
Weighted Average Mortgage Rate	3.18%
Weighted Average Seasoning (Months)	27.87
Weighted Average Original Term (Months)	56.74
Weighted Average Remaining Term (Months)	28.87

Disclaimer: Due to rounding, numbers presented in the following distribution tables may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Cover Pool Delinquency Distribution

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and less than 30 days past due	129,363	99.90	$18,890,436,992	99.89
30 to 59 days past due	70	0.05	$11,624,821	0.06
60 to 89 days past due	25	0.02	$4,000,917	0.02
90 or more days past due	34	0.03	$4,670,663	0.02
Total	129,492	100.00	$18,910,733,393	100.00

Cover Pool Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	16,421	12.68	$2,651,529,609	14.02
British Columbia	25,319	19.55	$4,814,940,014	25.46
Manitoba	4,615	3.56	$466,944,497	2.47
New Brunswick	1,874	1.45	$152,257,418	0.81
Newfoundland	1,246	0.96	$125,734,599	0.66
Northwest Territories	84	0.06	$13,211,711	0.07
Nova Scotia	3,717	2.87	$342,123,281	1.81
Nunavut	3	0.00	$279,231	0.00
Ontario	51,279	39.60	$7,660,345,746	40.51
Prince Edward Island	433	0.33	$37,032,161	0.20
Quebec	20,629	15.93	$2,197,084,744	11.62
Saskatchewan	3,783	2.92	$436,458,064	2.31
Yukon	89	0.07	$12,792,318	0.07
Total	129,492	100.00	$18,910,733,393	100.00

Cover Pool Credit Bureau Score Distribution

Credit Bureau Score	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	0	0.00	$0	0.00
499 and below	97	0.07	$11,915,000	0.06
500 - 539	61	0.05	$7,328,382	0.04
540 - 559	80	0.06	$10,703,850	0.06
560 - 579	170	0.13	$25,007,870	0.13
580 - 599	348	0.27	$51,030,356	0.27
600 - 619	646	0.50	$95,478,149	0.50
620 - 639	1,632	1.26	$253,027,612	1.34
640 - 659	2,864	2.21	$457,885,443	2.42
660 - 679	4,352	3.36	$673,103,828	3.56
680 - 699	5,759	4.45	$895,577,089	4.74
700 - 719	7,408	5.72	$1,177,457,023	6.23
720 - 739	8,237	6.36	$1,262,654,385	6.68
740 - 759	8,937	6.90	$1,377,983,039	7.29
760 - 779	9,713	7.50	$1,483,477,091	7.84
780 - 799	10,724	8.28	$1,659,562,302	8.78
800 and above	68,464	52.87	$9,468,541,974	50.07
Total	129,492	100.00	$18,910,733,393	100.00

RBC Covered Bond Programme	Monthly Investor Report - June 28, 2013	Page 4 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	6/28/2013

Cover Pool Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	83,540	64.51	$11,297,848,184	59.74
Variable	45,952	35.49	$7,612,885,209	40.26
Total	129,492	100.00	$18,910,733,393	100.00

Mortgage Asset Type Distribution

	Number of Loans	Percentage	Principal Balance	Percentage
Conventional Mortgage	32,773	25.31	$4,873,164,572	25.77
Homeline Mortgage Segment	96,719	74.69	$14,037,568,821	74.23
Total	129,492	100.00	$18,910,733,393	100.00

Cover Pool Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	11,145	8.61	$1,767,481,290	9.35
Owner Occupied	118,347	91.39	$17,143,252,103	90.65
Total	129,492	100.00	$18,910,733,393	100.00

Cover Pool Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
1.9999% and below	23	0.02	$4,355,828	0.02
2.0000% - 2.4999%	21,548	16.64	$4,081,071,825	21.58
2.5000% - 2.9999%	34,211	26.42	$5,205,108,378	27.52
3.0000% - 3.4999%	20,059	15.49	$2,802,909,361	14.82
3.5000% - 3.9999%	34,579	26.70	$4,807,476,703	25.42
4.0000% - 4.4999%	12,866	9.94	$1,425,164,080	7.54
4.5000% - 4.9999%	1,410	1.09	$146,869,009	0.78
5.0000% - 5.4999%	1,785	1.38	$190,995,334	1.01
5.5000% - 5.9999%	2,164	1.67	$187,359,563	0.99
6.0000% - 6.4999%	813	0.63	$56,581,092	0.30
6.5000% - 6.9999%	25	0.02	$2,444,703	0.01
7.0000% and above	9	0.01	$397,517	0.00
Total	129,492	100.00	$18,910,733,393	100.00

Cover Pool Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	19,864	15.34	$2,503,926,216	13.24
12.00 - 23.99	25,947	20.04	$3,764,306,139	19.91
24.00 - 35.99	50,298	38.84	$7,613,449,479	40.26
36.00 - 47.99	21,161	16.34	$3,254,660,315	17.21
48.00 - 59.99	9,717	7.50	$1,437,003,244	7.60
60.00 - 71.99	1,677	1.30	$230,564,854	1.22
72.00 - 83.99	660	0.51	$80,487,849	0.43
84.00 and above	168	0.13	$26,335,296	0.14
Total	129,492	100.00	$18,910,733,393	100.00

RBC Covered Bond Programme	Monthly Investor Report - June 28, 2013	Page 5 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	6/28/2013

Cover Pool Range of Remaining Principal Balance

Range of Remaining Principal Balance	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and below	56,737	43.82	$2,977,889,131	15.75
100,000 - 149,999	24,062	18.58	$2,999,427,825	15.86
150,000 - 199,999	18,270	14.11	$3,167,603,938	16.75
200,000 - 249,999	11,315	8.74	$2,526,292,227	13.36
250,000 - 299,999	7,312	5.65	$1,996,883,290	10.56
300,000 - 349,999	4,252	3.28	$1,373,588,733	7.26
350,000 - 399,999	2,520	1.95	$938,642,189	4.96
400,000 - 449,999	1,531	1.18	$647,540,241	3.42
450,000 - 499,999	1,009	0.78	$477,758,912	2.53
500,000 - 549,999	635	0.49	$332,183,546	1.76
550,000 - 599,999	448	0.35	$257,128,554	1.36
600,000 - 649,999	310	0.24	$193,101,469	1.02
650,000 - 699,999	236	0.18	$158,941,708	0.84
700,000 - 749,999	184	0.14	$133,150,878	0.70
750,000 - 799,999	120	0.09	$92,472,646	0.49
800,000 - 849,999	78	0.06	$64,124,654	0.34
850,000 - 899,999	54	0.04	$47,183,707	0.25
900,000 - 949,999	67	0.05	$62,114,788	0.33
950,000 - 999,999	64	0.05	$62,287,331	0.33
1,000,000 and above	288	0.22	$402,417,628	2.13
Total	129,492	100.00	$18,910,733,393	100.00

Cover Pool Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Apartment (Condominium)	13,560	10.47	$1,928,063,175	10.20
Detached	99,348	76.72	$14,548,325,187	76.93
Duplex	2,668	2.06	$381,463,391	2.02
Fourplex	649	0.50	$119,709,563	0.63
Other	303	0.23	$39,401,860	0.21
Row (Townhouse)	6,547	5.06	$963,357,837	5.09
Semi-detached	5,682	4.39	$811,372,426	4.29
Triplex	735	0.57	$119,039,953	0.63
Total	129,492	100.00	$18,910,733,393	100.00

Cover Pool LTV - Authorized Distribution

Current LTV (%)	Number of Properties	Percentage	Principal Balance	Percentage
20.00 and below	4,889	4.32	$153,702,101	0.81
20.01 - 25.00	1,754	1.55	$107,618,847	0.57
25.01 - 30.00	1,886	1.67	$146,566,900	0.78
30.01 - 35.00	2,249	1.99	$206,653,653	1.09
35.01 - 40.00	2,835	2.50	$297,214,429	1.57
40.01 - 45.00	2,992	2.64	$355,084,872	1.88
45.01 - 50.00	4,398	3.88	$570,650,242	3.02
50.01 - 55.00	4,674	4.13	$687,841,507	3.64
55.01 - 60.00	6,092	5.38	$995,382,651	5.26
60.01 - 65.00	8,884	7.85	$1,679,506,506	8.88
65.01 - 70.00	6,982	6.17	$1,391,899,457	7.36
70.01 - 75.00	20,511	18.11	$3,060,422,481	16.18
75.01 - 80.00	44,964	39.71	$9,239,898,606	48.86
> 80.00 or Not Available*	125	0.11	$18,291,141	0.10
Total	113,235	100.00	$18,910,733,393	100.00

Cover Pool LTV - Drawn Distribution

Current LTV (%)	Number of Properties	Percentage	Principal Balance	Percentage
20.00 and below	8,998	7.95	$362,322,807	1.92
20.01 - 25.00	3,703	3.27	$279,446,535	1.48
25.01 - 30.00	4,247	3.75	$383,063,792	2.03
30.01 - 35.00	4,739	4.19	$505,637,128	2.67
35.01 - 40.00	5,561	4.91	$670,053,803	3.54
40.01 - 45.00	5,992	5.29	$812,486,241	4.30
45.01 - 50.00	7,210	6.37	$1,058,434,064	5.60
50.01 - 55.00	8,095	7.15	$1,315,093,643	6.95
55.01 - 60.00	9,562	8.44	$1,719,950,471	9.10
60.01 - 65.00	10,622	9.38	$2,087,605,470	11.04
65.01 - 70.00	10,324	9.12	$2,139,839,492	11.32
70.01 - 75.00	14,415	12.73	$3,024,284,444	15.99
75.01 - 80.00	19,603	17.31	$4,523,697,796	23.92
> 80.00 or Not Available*	164	0.14	$28,817,708	0.15
Total	113,235	100.00	$18,910,733,393	100.00

RBC Covered Bond Programme	Monthly Investor Report - June 28, 2013	Page 6 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	6/28/2013

Provincial Distribution by LTV - Drawn and Aging Summary

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Alberta	20.00 and below	$42,100,905	$0	$0	$0	$42,100,905
	20.01 - 25.00	$32,052,745	$0	$0	$0	$32,052,745
	25.01 - 30.00	$44,620,230	$0	$0	$0	$44,620,230
	30.01 - 35.00	$65,171,266	$0	$0	$0	$65,171,266
	35.01 - 40.00	$92,301,021	$0	$0	$0	$92,301,021
	40.01 - 45.00	$104,616,866	$0	$0	$0	$104,616,866
	45.01 - 50.00	$130,499,269	$0	$0	$0	$130,499,269
	50.01 - 55.00	$186,483,243	$210,025	$221,270	$206,683	$187,121,220
	55.01 - 60.00	$230,399,815	$0	$0	$0	$230,399,815
	60.01 - 65.00	$277,711,619	$68,769	$0	$199,582	$277,979,970
	65.01 - 70.00	$310,963,114	$191,877	$0	$447,069	$311,602,060
	70.01 - 75.00	$446,772,720	$1,428	$0	$318,476	$447,092,624
	75.01 - 80.00	$680,141,740	$275,669	$455,765	$0	$680,873,175
	> 80.00 or Not Available*	$5,098,442	$0	$0	$0	$5,098,442
Total Alberta		$2,648,932,996	$747,768	$677,035	$1,171,810	$2,651,529,609

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
British Columbia	20.00 and below	$98,120,005	$0	$33,074	$0	$98,153,079
	20.01 - 25.00	$81,757,193	$0	$0	$0	$81,757,193
	25.01 - 30.00	$106,993,695	$167,473	$0	$0	$107,161,168
	30.01 - 35.00	$137,334,605	$0	$123,044	$0	$137,457,648
	35.01 - 40.00	$178,822,751	$183,435	$0	$0	$179,006,186
	40.01 - 45.00	$216,807,090	$0	$31,284	$0	$216,838,374
	45.01 - 50.00	$279,565,318	$0	$0	$0	$279,565,318
	50.01 - 55.00	$355,903,191	$300,876	$0	$0	$356,204,067
	55.01 - 60.00	$471,807,719	$408,113	$0	$0	$472,215,832
	60.01 - 65.00	$572,913,557	$350,690	$393,016	$93,008	$573,750,271
	65.01 - 70.00	$526,551,543	$939,918	$0	$298,188	$527,789,649
	70.01 - 75.00	$739,683,440	$2,437,122	$0	$148,744	$742,269,306
	75.01 - 80.00	$1,035,563,692	$179,220	$190,445	$0	$1,035,933,356
	> 80.00 or Not Available*	$6,838,567	$0	$0	$0	$6,838,567
Total British Columbia		$4,808,662,364	$4,966,846	$770,863	$539,940	$4,814,940,014

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Manitoba	20.00 and below	$6,433,918	$0	$0	$0	$6,433,918
	20.01 - 25.00	$4,456,145	$0	$0	$0	$4,456,145
	25.01 - 30.00	$8,650,475	$0	$0	$0	$8,650,475
	30.01 - 35.00	$8,966,472	$0	$0	$0	$8,966,472
	35.01 - 40.00	$14,778,730	$0	$0	$0	$14,778,730
	40.01 - 45.00	$15,489,645	$0	$0	$0	$15,489,645
	45.01 - 50.00	$21,733,573	$0	$0	$0	$21,733,573
	50.01 - 55.00	$25,439,339	$0	$142,132	$0	$25,581,471
	55.01 - 60.00	$34,970,788	$0	$0	$0	$34,970,788
	60.01 - 65.00	$45,954,693	$0	$0	$0	$45,954,693
	65.01 - 70.00	$52,312,454	$156,909	$0	$0	$52,469,363
	70.01 - 75.00	$76,476,317	$0	$0	$0	$76,476,317
	75.01 - 80.00	$150,086,559	$0	$0	$0	$150,086,559
	> 80.00 or Not Available*	$896,347	$0	$0	$0	$896,347
Total Manitoba		$466,645,456	$156,909	$142,132	$0	$466,944,497

RBC Covered Bond Programme	Monthly Investor Report - June 28, 2013	Page 7 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	6/28/2013

Provincial Distribution by LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
New Brunswick	20.00 and below	$2,127,908	$0	$0	$0	$2,127,908
	20.01 - 25.00	$2,063,345	$0	$0	$0	$2,063,345
	25.01 - 30.00	$2,009,766	$0	$0	$0	$2,009,766
	30.01 - 35.00	$3,195,980	$0	$0	$0	$3,195,980
	35.01 - 40.00	$4,253,742	$0	$0	$0	$4,253,742
	40.01 - 45.00	$5,078,902	$0	$0	$0	$5,078,902
	45.01 - 50.00	$8,034,085	$0	$0	$0	$8,034,085
	50.01 - 55.00	$8,711,936	$0	$0	$0	$8,711,936
	55.01 - 60.00	$9,936,077	$49,786	$0	$0	$9,985,863
	60.01 - 65.00	$16,628,607	$0	$0	$0	$16,628,607
	65.01 - 70.00	$18,246,474	$0	$0	$0	$18,246,474
	70.01 - 75.00	$26,368,839	$12,403	$0	$0	$26,381,242
	75.01 - 80.00	$45,328,873	$78,132	$0	$0	$45,407,005
	> 80.00 or Not Available*	$132,563	$0	$0	$0	$132,563
Total New Brunswick		$152,117,097	$140,321	$0	$0	$152,257,418

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Newfoundland	20.00 and below	$2,066,696	$0	$0	$0	$2,066,696
	20.01 - 25.00	$2,222,461	$0	$0	$0	$2,222,461
	25.01 - 30.00	$2,353,779	$0	$0	$0	$2,353,779
	30.01 - 35.00	$3,170,229	$0	$0	$0	$3,170,229
	35.01 - 40.00	$3,185,013	$0	$0	$0	$3,185,013
	40.01 - 45.00	$3,480,658	$0	$0	$0	$3,480,658
	45.01 - 50.00	$6,550,241	$0	$0	$0	$6,550,241
	50.01 - 55.00	$7,183,499	$0	$0	$0	$7,183,499
	55.01 - 60.00	$9,202,071	$0	$0	$0	$9,202,071
	60.01 - 65.00	$12,349,426	$0	$0	$0	$12,349,426
	65.01 - 70.00	$12,539,104	$0	$0	$0	$12,539,104
	70.01 - 75.00	$22,748,010	$0	$0	$0	$22,748,010
	75.01 - 80.00	$38,561,632	$0	$0	$0	$38,561,632
	> 80.00 or Not Available*	$121,781	$0	$0	$0	$121,781
Total Newfoundland		$125,734,599	$0	$0	$0	$125,734,599

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Northwest	20.00 and below	$288,290	$0	$0	$0	$288,290
Territories	20.01 - 25.00	$0	$0	$0	$0	$0
	25.01 - 30.00	$33,676	$0	$0	$0	$33,676
	30.01 - 35.00	$0	$0	$0	$0	$0
	35.01 - 40.00	$296,778	$0	$0	$0	$296,778
	40.01 - 45.00	$250,618	$0	$0	$0	$250,618
	45.01 - 50.00	$832,294	$0	$0	$0	$832,294
	50.01 - 55.00	$1,871,330	$0	$0	$0	$1,871,330
	55.01 - 60.00	$1,572,895	$0	$0	$0	$1,572,895
	60.01 - 65.00	$1,043,098	$0	$0	$0	$1,043,098
	65.01 - 70.00	$1,025,490	$0	$0	$0	$1,025,490
	70.01 - 75.00	$2,831,440	$0	$0	$0	$2,831,440
	75.01 - 80.00	$3,165,802	$0	$0	$0	$3,165,802
	> 80.00 or Not Available*	$0	$0	$0	$0	$0
Total Northwest Territories		$13,211,711	$0	$0	$0	$13,211,711

RBC Covered Bond Programme	Monthly Investor Report - June 28, 2013	Page 8 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	6/28/2013

Provincial Distribution by LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Nova Scotia	20.00 and below	$6,186,075	$0	$0	$0	$6,186,075
	20.01 - 25.00	$4,097,871	$0	$0	$0	$4,097,871
	25.01 - 30.00	$7,190,256	$0	$0	$25,505	$7,215,761
	30.01 - 35.00	$7,139,049	$0	$0	$0	$7,139,049
	35.01 - 40.00	$11,733,782	$0	$0	$0	$11,733,782
	40.01 - 45.00	$13,048,352	$0	$0	$0	$13,048,352
	45.01 - 50.00	$19,637,214	$0	$0	$196,256	$19,833,470
	50.01 - 55.00	$24,885,297	$0	$0	$93,958	$24,979,255
	55.01 - 60.00	$29,544,337	$0	$0	$0	$29,544,337
	60.01 - 65.00	$33,567,339	$0	$0	$0	$33,567,339
	65.01 - 70.00	$33,309,903	$0	$0	$0	$33,309,903
	70.01 - 75.00	$58,413,838	$37,074	$0	$0	$58,450,912
	75.01 - 80.00	$92,687,371	$0	$75,880	$73,036	$92,836,286
	> 80.00 or Not Available*	$180,888	$0	$0	$0	$180,888
Total Nova Scotia		$341,621,574	$37,074	$75,880	$388,753	$342,123,281

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Nunavut	20.00 and below	$0	$0	$0	$0	$0
	20.01 - 25.00	$0	$0	$0	$0	$0
	25.01 - 30.00	$0	$0	$0	$0	$0
	30.01 - 35.00	$0	$0	$0	$0	$0
	35.01 - 40.00	$178,033	$0	$0	$0	$178,033
	40.01 - 45.00	$0	$0	$0	$0	$0
	45.01 - 50.00	$101,198	$0	$0	$0	$101,198
	50.01 - 55.00	$0	$0	$0	$0	$0
	55.01 - 60.00	$0	$0	$0	$0	$0
	60.01 - 65.00	$0	$0	$0	$0	$0
	65.01 - 70.00	$0	$0	$0	$0	$0
	70.01 - 75.00	$0	$0	$0	$0	$0
	75.01 - 80.00	$0	$0	$0	$0	$0
	> 80.00 or Not Available*	$0	$0	$0	$0	$0
Total Nunavut		$279,231	$0	$0	$0	$279,231

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Ontario	20.00 and below	$147,425,851	$0	$0	$0	$147,425,851
	20.01 - 25.00	$113,111,009	$64,159	$37,567	$0	$113,212,734
	25.01 - 30.00	$161,950,321	$24,858	$0	$0	$161,975,179
	30.01 - 35.00	$209,180,887	$99,064	$0	$0	$209,279,951
	35.01 - 40.00	$267,773,173	$94,601	$0	$0	$267,867,774
	40.01 - 45.00	$339,327,487	$0	$0	$40,557	$339,368,045
	45.01 - 50.00	$437,788,379	$468,346	$0	$0	$438,256,726
	50.01 - 55.00	$514,444,410	$163,320	$142,447	$0	$514,750,177
	55.01 - 60.00	$697,311,428	$707,748	$328,730	$325,542	$698,673,448
	60.01 - 65.00	$839,408,190	$737,255	$79,579	$0	$840,225,025
	65.01 - 70.00	$884,788,421	$623,647	$0	$499,262	$885,911,329
	70.01 - 75.00	$1,222,212,691	$479,068	$238,064	$137,687	$1,223,067,510
	75.01 - 80.00	$1,804,877,130	$1,356,306	$1,067,541	$688,228	$1,807,989,205
	> 80.00 or Not Available*	$12,320,936	$0	$21,857	$0	$12,342,793
Total Ontario		$7,651,920,313	$4,818,372	$1,915,785	$1,691,276	$7,660,345,746

RBC Covered Bond Programme	Monthly Investor Report - June 28, 2013	Page 9 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	6/28/2013

Provincial Distribution by LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Prince Edward	20.00 and below	$435,557	$0	$0	$0	$435,557
Island	20.01 - 25.00	$119,892	$0	$0	$0	$119,892
	25.01 - 30.00	$768,826	$0	$0	$0	$768,826
	30.01 - 35.00	$618,757	$0	$0	$0	$618,757
	35.01 - 40.00	$1,296,122	$0	$0	$0	$1,296,122
	40.01 - 45.00	$1,386,834	$0	$0	$0	$1,386,834
	45.01 - 50.00	$1,851,616	$0	$0	$0	$1,851,616
	50.01 - 55.00	$3,095,598	$0	$0	$0	$3,095,598
	55.01 - 60.00	$2,771,451	$0	$0	$0	$2,771,451
	60.01 - 65.00	$4,396,141	$0	$0	$0	$4,396,141
	65.01 - 70.00	$3,343,223	$0	$0	$0	$3,343,223
	70.01 - 75.00	$6,618,512	$0	$0	$0	$6,618,512
	75.01 - 80.00	$10,291,492	$0	$0	$0	$10,291,492
	> 80.00 or Not Available*	$38,139	$0	$0	$0	$38,139
Total Prince Edward Island		$37,032,161	$0	$0	$0	$37,032,161

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Quebec	20.00 and below	$51,693,611	$0	$0	$0	$51,693,611
	20.01 - 25.00	$36,336,483	$0	$0	$11,942	$36,348,425
	25.01 - 30.00	$43,038,124	$115,925	$37,778	$0	$43,191,827
	30.01 - 35.00	$61,798,815	$0	$0	$0	$61,798,815
	35.01 - 40.00	$81,545,928	$0	$0	$0	$81,545,928
	40.01 - 45.00	$98,440,335	$0	$0	$0	$98,440,335
	45.01 - 50.00	$131,537,761	$0	$0	$0	$131,537,761
	50.01 - 55.00	$160,826,332	$0	$0	$0	$160,826,332
	55.01 - 60.00	$195,758,332	$0	$0	$0	$195,758,332
	60.01 - 65.00	$241,735,822	$62,230	$0	$0	$241,798,052
	65.01 - 70.00	$243,462,754	$342,162	$0	$0	$243,804,916
	70.01 - 75.00	$342,012,480	$0	$381,444	$331,076	$342,725,000
	75.01 - 80.00	$504,668,239	$237,206	$0	$535,866	$505,441,311
	> 80.00 or Not Available*	$2,174,099	$0	$0	$0	$2,174,099
Total Quebec		$2,195,029,115	$757,523	$419,222	$878,884	$2,197,084,744

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Saskatchewan	20.00 and below	$5,280,004	$0	$0	$0	$5,280,004
	20.01 - 25.00	$3,025,750	$0	$0	$0	$3,025,750
	25.01 - 30.00	$5,014,262	$0	$0	$0	$5,014,262
	30.01 - 35.00	$8,357,847	$7	$0	$0	$8,357,854
	35.01 - 40.00	$13,285,989	$0	$0	$0	$13,285,989
	40.01 - 45.00	$14,149,103	$0	$0	$0	$14,149,103
	45.01 - 50.00	$18,969,689	$0	$0	$0	$18,969,689
	50.01 - 55.00	$23,774,459	$0	$0	$0	$23,774,459
	55.01 - 60.00	$33,982,543	$0	$0	$0	$33,982,543
	60.01 - 65.00	$39,275,512	$0	$0	$0	$39,275,512
	65.01 - 70.00	$47,271,925	$0	$0	$0	$47,271,925
	70.01 - 75.00	$73,766,140	$0	$0	$0	$73,766,140
	75.01 - 80.00	$149,310,744	$0	$0	$0	$149,310,744
	> 80.00 or Not Available*	$994,089	$0	$0	$0	$994,089
Total Saskatchewan		$436,458,057	$7	$0	$0	$436,458,064

RBC Covered Bond Programme	Monthly Investor Report - June 28, 2013	Page 10 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	6/28/2013

Provincial Distribution by LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Yukon	20.00 and below	$130,911	$0	$0	$0	$130,911
	20.01 - 25.00	$89,974	$0	$0	$0	$89,974
	25.01 - 30.00	$68,842	$0	$0	$0	$68,842
	30.01 - 35.00	$481,105	$0	$0	$0	$481,105
	35.01 - 40.00	$324,705	$0	$0	$0	$324,705
	40.01 - 45.00	$338,509	$0	$0	$0	$338,509
	45.01 - 50.00	$668,826	$0	$0	$0	$668,826
	50.01 - 55.00	$994,299	$0	$0	$0	$994,299
	55.01 - 60.00	$873,097	$0	$0	$0	$873,097
	60.01 - 65.00	$637,337	$0	$0	$0	$637,337
	65.01 - 70.00	$2,526,055	$0	$0	$0	$2,526,055
	70.01 - 75.00	$1,857,430	$0	$0	$0	$1,857,430
	75.01 - 80.00	$3,801,228	$0	$0	$0	$3,801,228
	> 80.00 or Not Available*	$0	$0	$0	$0	$0
Total Yukon		$12,792,318	$0	$0	$0	$12,792,318

Grand Total		$18,890,436,992	$11,624,821	$4,000,917	$4,670,663	$18,910,733,393

Provincial Distribution by LTV - Drawn and Aging Summary

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Alberta	20.00 and below	0.22	0.00	0.00	0.00	0.22
	20.01 - 25.00	0.17	0.00	0.00	0.00	0.17
	25.01 - 30.00	0.24	0.00	0.00	0.00	0.24
	30.01 - 35.00	0.34	0.00	0.00	0.00	0.34
	35.01 - 40.00	0.49	0.00	0.00	0.00	0.49
	40.01 - 45.00	0.55	0.00	0.00	0.00	0.55
	45.01 - 50.00	0.69	0.00	0.00	0.00	0.69
	50.01 - 55.00	0.99	0.00	0.00	0.00	0.99
	55.01 - 60.00	1.22	0.00	0.00	0.00	1.22
	60.01 - 65.00	1.47	0.00	0.00	0.00	1.47
	65.01 - 70.00	1.64	0.00	0.00	0.00	1.65
	70.01 - 75.00	2.36	0.00	0.00	0.00	2.36
	75.01 - 80.00	3.60	0.00	0.00	0.00	3.60
	> 80.00 or Not Available*	0.03	0.00	0.00	0.00	0.03
Total Alberta		14.01	0.00	0.00	0.01	14.02

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
British Columbia	20.00 and below	0.52	0.00	0.00	0.00	0.52
	20.01 - 25.00	0.43	0.00	0.00	0.00	0.43
	25.01 - 30.00	0.57	0.00	0.00	0.00	0.57
	30.01 - 35.00	0.73	0.00	0.00	0.00	0.73
	35.01 - 40.00	0.95	0.00	0.00	0.00	0.95
	40.01 - 45.00	1.15	0.00	0.00	0.00	1.15
	45.01 - 50.00	1.48	0.00	0.00	0.00	1.48
	50.01 - 55.00	1.88	0.00	0.00	0.00	1.88
	55.01 - 60.00	2.49	0.00	0.00	0.00	2.50
	60.01 - 65.00	3.03	0.00	0.00	0.00	3.03
	65.01 - 70.00	2.78	0.00	0.00	0.00	2.79
	70.01 - 75.00	3.91	0.01	0.00	0.00	3.93
	75.01 - 80.00	5.48	0.00	0.00	0.00	5.48
	> 80.00 or Not Available*	0.04	0.00	0.00	0.00	0.04
Total British Columbia		25.43	0.03	0.00	0.00	25.46

RBC Covered Bond Programme	Monthly Investor Report - June 28, 2013	Page 11 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	6/28/2013

Provincial Distribution by LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Manitoba	20.00 and below	0.03	0.00	0.00	0.00	0.03
	20.01 - 25.00	0.02	0.00	0.00	0.00	0.02
	25.01 - 30.00	0.05	0.00	0.00	0.00	0.05
	30.01 - 35.00	0.05	0.00	0.00	0.00	0.05
	35.01 - 40.00	0.08	0.00	0.00	0.00	0.08
	40.01 - 45.00	0.08	0.00	0.00	0.00	0.08
	45.01 - 50.00	0.11	0.00	0.00	0.00	0.11
	50.01 - 55.00	0.13	0.00	0.00	0.00	0.14
	55.01 - 60.00	0.18	0.00	0.00	0.00	0.18
	60.01 - 65.00	0.24	0.00	0.00	0.00	0.24
	65.01 - 70.00	0.28	0.00	0.00	0.00	0.28
	70.01 - 75.00	0.40	0.00	0.00	0.00	0.40
	75.01 - 80.00	0.79	0.00	0.00	0.00	0.79
	> 80.00 or Not Available*	0.00	0.00	0.00	0.00	0.00
Total Manitoba		2.47	0.00	0.00	0.00	2.47

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
New Brunswick	20.00 and below	0.01	0.00	0.00	0.00	0.01
	20.01 - 25.00	0.01	0.00	0.00	0.00	0.01
	25.01 - 30.00	0.01	0.00	0.00	0.00	0.01
	30.01 - 35.00	0.02	0.00	0.00	0.00	0.02
	35.01 - 40.00	0.02	0.00	0.00	0.00	0.02
	40.01 - 45.00	0.03	0.00	0.00	0.00	0.03
	45.01 - 50.00	0.04	0.00	0.00	0.00	0.04
	50.01 - 55.00	0.05	0.00	0.00	0.00	0.05
	55.01 - 60.00	0.05	0.00	0.00	0.00	0.05
	60.01 - 65.00	0.09	0.00	0.00	0.00	0.09
	65.01 - 70.00	0.10	0.00	0.00	0.00	0.10
	70.01 - 75.00	0.14	0.00	0.00	0.00	0.14
	75.01 - 80.00	0.24	0.00	0.00	0.00	0.24
	> 80.00 or Not Available*	0.00	0.00	0.00	0.00	0.00
Total New Brunswick		0.80	0.00	0.00	0.00	0.81

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Newfoundland	20.00 and below	0.01	0.00	0.00	0.00	0.01
	20.01 - 25.00	0.01	0.00	0.00	0.00	0.01
	25.01 - 30.00	0.01	0.00	0.00	0.00	0.01
	30.01 - 35.00	0.02	0.00	0.00	0.00	0.02
	35.01 - 40.00	0.02	0.00	0.00	0.00	0.02
	40.01 - 45.00	0.02	0.00	0.00	0.00	0.02
	45.01 - 50.00	0.03	0.00	0.00	0.00	0.03
	50.01 - 55.00	0.04	0.00	0.00	0.00	0.04
	55.01 - 60.00	0.05	0.00	0.00	0.00	0.05
	60.01 - 65.00	0.07	0.00	0.00	0.00	0.07
	65.01 - 70.00	0.07	0.00	0.00	0.00	0.07
	70.01 - 75.00	0.12	0.00	0.00	0.00	0.12
	75.01 - 80.00	0.20	0.00	0.00	0.00	0.20
	> 80.00 or Not Available*	0.00	0.00	0.00	0.00	0.00
Total Newfoundland		0.66	0.00	0.00	0.00	0.66

RBC Covered Bond Programme	Monthly Investor Report - June 28, 2013	Page 12 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	6/28/2013

Provincial Distribution by LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Northwest	20.00 and below	0.00	0.00	0.00	0.00	0.00
Territories	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.00	0.00	0.00	0.00	0.00
	40.01 - 45.00	0.00	0.00	0.00	0.00	0.00
	45.01 - 50.00	0.00	0.00	0.00	0.00	0.00
	50.01 - 55.00	0.01	0.00	0.00	0.00	0.01
	55.01 - 60.00	0.01	0.00	0.00	0.00	0.01
	60.01 - 65.00	0.01	0.00	0.00	0.00	0.01
	65.01 - 70.00	0.01	0.00	0.00	0.00	0.01
	70.01 - 75.00	0.01	0.00	0.00	0.00	0.01
	75.01 - 80.00	0.02	0.00	0.00	0.00	0.02
	> 80.00 or Not Available*	0.00	0.00	0.00	0.00	0.00
Total Northwest Territories		0.07	0.00	0.00	0.00	0.07

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Nova Scotia	20.00 and below	0.03	0.00	0.00	0.00	0.03
	20.01 - 25.00	0.02	0.00	0.00	0.00	0.02
	25.01 - 30.00	0.04	0.00	0.00	0.00	0.04
	30.01 - 35.00	0.04	0.00	0.00	0.00	0.04
	35.01 - 40.00	0.06	0.00	0.00	0.00	0.06
	40.01 - 45.00	0.07	0.00	0.00	0.00	0.07
	45.01 - 50.00	0.10	0.00	0.00	0.00	0.10
	50.01 - 55.00	0.13	0.00	0.00	0.00	0.13
	55.01 - 60.00	0.16	0.00	0.00	0.00	0.16
	60.01 - 65.00	0.18	0.00	0.00	0.00	0.18
	65.01 - 70.00	0.18	0.00	0.00	0.00	0.18
	70.01 - 75.00	0.31	0.00	0.00	0.00	0.31
	75.01 - 80.00	0.49	0.00	0.00	0.00	0.49
	> 80.00 or Not Available*	0.00	0.00	0.00	0.00	0.00
Total Nova Scotia		1.81	0.00	0.00	0.00	1.81

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Nunavut	20.00 and below	0.00	0.00	0.00	0.00	0.00
	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.00	0.00	0.00	0.00	0.00
	40.01 - 45.00	0.00	0.00	0.00	0.00	0.00
	45.01 - 50.00	0.00	0.00	0.00	0.00	0.00
	50.01 - 55.00	0.00	0.00	0.00	0.00	0.00
	55.01 - 60.00	0.00	0.00	0.00	0.00	0.00
	60.01 - 65.00	0.00	0.00	0.00	0.00	0.00
	65.01 - 70.00	0.00	0.00	0.00	0.00	0.00
	70.01 - 75.00	0.00	0.00	0.00	0.00	0.00
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00 or Not Available*	0.00	0.00	0.00	0.00	0.00
Total Nunavut		0.00	0.00	0.00	0.00	0.00

RBC Covered Bond Programme	Monthly Investor Report - June 28, 2013	Page 13 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	6/28/2013

Provincial Distribution by LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Ontario	20.00 and below	0.78	0.00	0.00	0.00	0.78
	20.01 - 25.00	0.60	0.00	0.00	0.00	0.60
	25.01 - 30.00	0.86	0.00	0.00	0.00	0.86
	30.01 - 35.00	1.11	0.00	0.00	0.00	1.11
	35.01 - 40.00	1.42	0.00	0.00	0.00	1.42
	40.01 - 45.00	1.79	0.00	0.00	0.00	1.79
	45.01 - 50.00	2.32	0.00	0.00	0.00	2.32
	50.01 - 55.00	2.72	0.00	0.00	0.00	2.72
	55.01 - 60.00	3.69	0.00	0.00	0.00	3.69
	60.01 - 65.00	4.44	0.00	0.00	0.00	4.44
	65.01 - 70.00	4.68	0.00	0.00	0.00	4.68
	70.01 - 75.00	6.46	0.00	0.00	0.00	6.47
	75.01 - 80.00	9.54	0.01	0.01	0.00	9.56
	> 80.00 or Not Available*	0.07	0.00	0.00	0.00	0.07
Total Ontario		40.46	0.03	0.01	0.01	40.51

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Prince Edward	20.00 and below	0.00	0.00	0.00	0.00	0.00
Island	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.01	0.00	0.00	0.00	0.01
	40.01 - 45.00	0.01	0.00	0.00	0.00	0.01
	45.01 - 50.00	0.01	0.00	0.00	0.00	0.01
	50.01 - 55.00	0.02	0.00	0.00	0.00	0.02
	55.01 - 60.00	0.01	0.00	0.00	0.00	0.01
	60.01 - 65.00	0.02	0.00	0.00	0.00	0.02
	65.01 - 70.00	0.02	0.00	0.00	0.00	0.02
	70.01 - 75.00	0.03	0.00	0.00	0.00	0.03
	75.01 - 80.00	0.05	0.00	0.00	0.00	0.05
	> 80.00 or Not Available*	0.00	0.00	0.00	0.00	0.00
Total Prince Edward Island		0.20	0.00	0.00	0.00	0.20

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Quebec	20.00 and below	0.27	0.00	0.00	0.00	0.27
	20.01 - 25.00	0.19	0.00	0.00	0.00	0.19
	25.01 - 30.00	0.23	0.00	0.00	0.00	0.23
	30.01 - 35.00	0.33	0.00	0.00	0.00	0.33
	35.01 - 40.00	0.43	0.00	0.00	0.00	0.43
	40.01 - 45.00	0.52	0.00	0.00	0.00	0.52
	45.01 - 50.00	0.70	0.00	0.00	0.00	0.70
	50.01 - 55.00	0.85	0.00	0.00	0.00	0.85
	55.01 - 60.00	1.04	0.00	0.00	0.00	1.04
	60.01 - 65.00	1.28	0.00	0.00	0.00	1.28
	65.01 - 70.00	1.29	0.00	0.00	0.00	1.29
	70.01 - 75.00	1.81	0.00	0.00	0.00	1.81
	75.01 - 80.00	2.67	0.00	0.00	0.00	2.67
	> 80.00 or Not Available*	0.01	0.00	0.00	0.00	0.01
Total Quebec		11.61	0.00	0.00	0.00	11.62

RBC Covered Bond Programme	Monthly Investor Report - June 28, 2013	Page 14 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	6/28/2013

Provincial Distribution by LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Saskatchewan	20.00 and below	0.03	0.00	0.00	0.00	0.03
	20.01 - 25.00	0.02	0.00	0.00	0.00	0.02
	25.01 - 30.00	0.03	0.00	0.00	0.00	0.03
	30.01 - 35.00	0.04	0.00	0.00	0.00	0.04
	35.01 - 40.00	0.07	0.00	0.00	0.00	0.07
	40.01 - 45.00	0.07	0.00	0.00	0.00	0.07
	45.01 - 50.00	0.10	0.00	0.00	0.00	0.10
	50.01 - 55.00	0.13	0.00	0.00	0.00	0.13
	55.01 - 60.00	0.18	0.00	0.00	0.00	0.18
	60.01 - 65.00	0.21	0.00	0.00	0.00	0.21
	65.01 - 70.00	0.25	0.00	0.00	0.00	0.25
	70.01 - 75.00	0.39	0.00	0.00	0.00	0.39
	75.01 - 80.00	0.79	0.00	0.00	0.00	0.79
	> 80.00 or Not Available*	0.01	0.00	0.00	0.00	0.01
Total Saskatchewan		2.31	0.00	0.00	0.00	2.31

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Yukon	20.00 and below	0.00	0.00	0.00	0.00	0.00
	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.00	0.00	0.00	0.00	0.00
	40.01 - 45.00	0.00	0.00	0.00	0.00	0.00
	45.01 - 50.00	0.00	0.00	0.00	0.00	0.00
	50.01 - 55.00	0.01	0.00	0.00	0.00	0.01
	55.01 - 60.00	0.00	0.00	0.00	0.00	0.00
	60.01 - 65.00	0.00	0.00	0.00	0.00	0.00
	65.01 - 70.00	0.01	0.00	0.00	0.00	0.01
	70.01 - 75.00	0.01	0.00	0.00	0.00	0.01
	75.01 - 80.00	0.02	0.00	0.00	0.00	0.02
	> 80.00 or Not Available*	0.00	0.00	0.00	0.00	0.00
Total Yukon		0.07	0.00	0.00	0.00	0.07

Grand Total		99.89	0.06	0.02	0.02	100.00

Cover Pool LTV - Drawn by Credit Bureau Score

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
20.00 and below	Score Unavailable	$0	0.00
	499 and below	$344,108	0.00
	500 - 539	$38,696	0.00
	540 - 559	$13,286	0.00
	560 - 579	$87,597	0.00
	580 - 599	$376,706	0.00
	600 - 619	$353,323	0.00
	620 - 639	$1,270,454	0.01
	640 - 659	$1,736,090	0.01
	660 - 679	$4,395,587	0.02
	680 - 699	$4,812,934	0.03
	700 - 719	$6,236,008	0.03
	720 - 739	$13,750,786	0.07
	740 - 759	$15,039,362	0.08
	760 - 779	$18,986,994	0.10
	780 - 799	$24,247,607	0.13
	800 and above	$270,633,270	1.43
Total		$362,322,807	1.92

RBC Covered Bond Programme	Monthly Investor Report - June 28, 2013	Page 15 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	6/28/2013

Cover Pool LTV - Drawn by Credit Bureau Score (continued)

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
20.01 - 25.00	Score Unavailable	$0	0.00
	499 and below	$136,789	0.00
	500 - 539	$0	0.00
	540 - 559	$0	0.00
	560 - 579	$229,884	0.00
	580 - 599	$251,094	0.00
	600 - 619	$829,831	0.00
	620 - 639	$1,179,614	0.01
	640 - 659	$1,818,684	0.01
	660 - 679	$4,983,418	0.03
	680 - 699	$4,403,351	0.02
	700 - 719	$8,157,260	0.04
	720 - 739	$9,557,905	0.05
	740 - 759	$11,272,879	0.06
	760 - 779	$13,263,793	0.07
	780 - 799	$19,176,891	0.10
	800 and above	$204,185,142	1.08
Total		$279,446,535	1.48

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
25.01 - 30.00	Score Unavailable	$0	0.00
	499 and below	$247,643	0.00
	500 - 539	$37,778	0.00
	540 - 559	$0	0.00
	560 - 579	$194,860	0.00
	580 - 599	$383,702	0.00
	600 - 619	$584,298	0.00
	620 - 639	$1,648,503	0.01
	640 - 659	$2,671,906	0.01
	660 - 679	$4,783,247	0.03
	680 - 699	$5,396,731	0.03
	700 - 719	$11,355,843	0.06
	720 - 739	$13,678,823	0.07
	740 - 759	$11,957,049	0.06
	760 - 779	$25,270,662	0.13
	780 - 799	$28,451,697	0.15
	800 and above	$276,401,051	1.46
Total		$383,063,792	2.03

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
30.01 - 35.00	Score Unavailable	$0	0.00
	499 and below	$237,429	0.00
	500 - 539	$0	0.00
	540 - 559	$104,044	0.00
	560 - 579	$25,658	0.00
	580 - 599	$167,388	0.00
	600 - 619	$1,136,149	0.01
	620 - 639	$2,040,776	0.01
	640 - 659	$4,213,371	0.02
	660 - 679	$6,984,292	0.04
	680 - 699	$10,304,003	0.05
	700 - 719	$15,339,268	0.08
	720 - 739	$18,804,473	0.10
	740 - 759	$21,987,820	0.12
	760 - 779	$27,017,865	0.14
	780 - 799	$40,193,645	0.21
	800 and above	$357,080,948	1.89
Total		$505,637,128	2.67

RBC Covered Bond Programme	Monthly Investor Report - June 28, 2013	Page 16 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	6/28/2013

Cover Pool LTV - Drawn by Credit Bureau Score (continued)

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
35.01 - 40.00	Score Unavailable	$0	0.00
	499 and below	$1,084,664	0.01
	500 - 539	$0	0.00
	540 - 559	$22,621	0.00
	560 - 579	$124,471	0.00
	580 - 599	$391,024	0.00
	600 - 619	$1,336,086	0.01
	620 - 639	$3,402,750	0.02
	640 - 659	$8,583,538	0.05
	660 - 679	$9,468,880	0.05
	680 - 699	$18,447,735	0.10
	700 - 719	$24,107,056	0.13
	720 - 739	$27,266,514	0.14
	740 - 759	$32,971,503	0.17
	760 - 779	$45,092,903	0.24
	780 - 799	$52,780,891	0.28
	800 and above	$444,973,166	2.35
Total		$670,053,803	3.54

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
40.01 - 45.00	Score Unavailable	$0	0.00
	499 and below	$1,031,271	0.01
	500 - 539	$175,598	0.00
	540 - 559	$565,214	0.00
	560 - 579	$275,926	0.00
	580 - 599	$1,308,062	0.01
	600 - 619	$1,439,182	0.01
	620 - 639	$3,891,094	0.02
	640 - 659	$8,737,755	0.05
	660 - 679	$18,631,671	0.10
	680 - 699	$18,317,464	0.10
	700 - 719	$25,131,974	0.13
	720 - 739	$34,986,286	0.19
	740 - 759	$42,371,718	0.22
	760 - 779	$50,319,595	0.27
	780 - 799	$58,903,834	0.31
	800 and above	$546,399,599	2.89
Total		$812,486,241	4.30

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
45.01 - 50.00	Score Unavailable	$0	0.00
	499 and below	$654,394	0.00
	500 - 539	$336,958	0.00
	540 - 559	$94,692	0.00
	560 - 579	$688,193	0.00
	580 - 599	$1,326,604	0.01
	600 - 619	$2,422,990	0.01
	620 - 639	$6,978,307	0.04
	640 - 659	$13,603,176	0.07
	660 - 679	$20,521,563	0.11
	680 - 699	$24,365,202	0.13
	700 - 719	$45,180,039	0.24
	720 - 739	$46,246,684	0.24
	740 - 759	$58,713,352	0.31
	760 - 779	$70,165,248	0.37
	780 - 799	$94,185,974	0.50
	800 and above	$672,950,689	3.56
Total		$1,058,434,064	5.60

RBC Covered Bond Programme	Monthly Investor Report - June 28, 2013	Page 17 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	6/28/2013

Cover Pool LTV - Drawn by Credit Bureau Score (continued)

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
50.01 - 55.00	Score Unavailable	$0	0.00
	499 and below	$672,545	0.00
	500 - 539	$392,307	0.00
	540 - 559	$649,738	0.00
	560 - 579	$877,450	0.00
	580 - 599	$2,568,163	0.01
	600 - 619	$4,010,688	0.02
	620 - 639	$11,351,868	0.06
	640 - 659	$16,337,468	0.09
	660 - 679	$26,445,155	0.14
	680 - 699	$40,849,539	0.22
	700 - 719	$54,748,896	0.29
	720 - 739	$64,342,045	0.34
	740 - 759	$79,569,137	0.42
	760 - 779	$93,594,924	0.49
	780 - 799	$118,076,910	0.62
	800 and above	$800,606,810	4.23
Total		$1,315,093,643	6.95

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
55.01 - 60.00	Score Unavailable	$0	0.00
	499 and below	$2,592,090	0.01
	500 - 539	$1,673,585	0.01
	540 - 559	$487,829	0.00
	560 - 579	$2,975,126	0.02
	580 - 599	$3,343,625	0.02
	600 - 619	$5,679,535	0.03
	620 - 639	$17,025,175	0.09
	640 - 659	$25,619,734	0.14
	660 - 679	$41,109,030	0.22
	680 - 699	$64,127,615	0.34
	700 - 719	$91,664,322	0.48
	720 - 739	$93,327,322	0.49
	740 - 759	$106,988,915	0.57
	760 - 779	$125,449,650	0.66
	780 - 799	$149,805,131	0.79
	800 and above	$988,081,787	5.22
Total		$1,719,950,471	9.10

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
60.01 - 65.00	Score Unavailable	$0	0.00
	499 and below	$796,895	0.00
	500 - 539	$332,714	0.00
	540 - 559	$1,829,583	0.01
	560 - 579	$2,267,345	0.01
	580 - 599	$4,355,894	0.02
	600 - 619	$7,852,053	0.04
	620 - 639	$23,206,569	0.12
	640 - 659	$42,678,080	0.23
	660 - 679	$54,448,382	0.29
	680 - 699	$95,454,489	0.50
	700 - 719	$120,829,090	0.64
	720 - 739	$119,301,665	0.63
	740 - 759	$160,710,673	0.85
	760 - 779	$168,236,796	0.89
	780 - 799	$195,636,127	1.03
	800 and above	$1,089,669,115	5.76
Total		$2,087,605,470	11.04

RBC Covered Bond Programme	Monthly Investor Report - June 28, 2013	Page 18 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	6/28/2013

Cover Pool LTV - Drawn by Credit Bureau Score (continued)

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
65.01 - 70.00	Score Unavailable	$0	0.00
	499 and below	$451,388	0.00
	500 - 539	$662,401	0.00
	540 - 559	$810,385	0.00
	560 - 579	$2,929,358	0.02
	580 - 599	$4,805,829	0.03
	600 - 619	$15,539,692	0.08
	620 - 639	$32,233,936	0.17
	640 - 659	$46,816,169	0.25
	660 - 679	$68,507,511	0.36
	680 - 699	$93,010,960	0.49
	700 - 719	$116,966,503	0.62
	720 - 739	$137,392,111	0.73
	740 - 759	$154,712,097	0.82
	760 - 779	$174,381,308	0.92
	780 - 799	$194,325,634	1.03
	800 and above	$1,096,294,211	5.80
Total		$2,139,839,492	11.32

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
70.01 - 75.00	Score Unavailable	$0	0.00
	499 and below	$1,518,516	0.01
	500 - 539	$311,634	0.00
	540 - 559	$1,868,283	0.01
	560 - 579	$5,071,724	0.03
	580 - 599	$7,081,363	0.04
	600 - 619	$14,534,528	0.08
	620 - 639	$41,455,546	0.22
	640 - 659	$84,043,499	0.44
	660 - 679	$124,040,191	0.66
	680 - 699	$149,702,365	0.79
	700 - 719	$207,209,378	1.10
	720 - 739	$215,912,030	1.14
	740 - 759	$255,515,328	1.35
	760 - 779	$262,220,393	1.39
	780 - 799	$286,485,295	1.51
	800 and above	$1,367,314,371	7.23
Total		$3,024,284,444	15.99

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
75.01 - 80.00	Score Unavailable	$0	0.00
	499 and below	$2,147,270	0.01
	500 - 539	$3,366,711	0.02
	540 - 559	$4,085,413	0.02
	560 - 579	$9,100,534	0.05
	580 - 599	$24,487,603	0.13
	600 - 619	$39,264,971	0.21
	620 - 639	$106,581,939	0.56
	640 - 659	$197,884,551	1.05
	660 - 679	$284,565,451	1.50
	680 - 699	$363,590,878	1.92
	700 - 719	$448,062,637	2.37
	720 - 739	$465,498,310	2.46
	740 - 759	$424,374,150	2.24
	760 - 779	$407,851,248	2.16
	780 - 799	$395,393,131	2.09
	800 and above	$1,347,442,999	7.13
Total		$4,523,697,796	23.92

RBC Covered Bond Programme	Monthly Investor Report - June 28, 2013	Page 19 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	6/28/2013

Cover Pool LTV - Drawn by Credit Bureau Score (continued)

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
>80.00 or Not	Score Unavailable	$0	0.00
Available*	499 and below	$0	0.00
	500 - 539	$0	0.00
	540 - 559	$172,763	0.00
	560 - 579	$159,742	0.00
	580 - 599	$183,299	0.00
	600 - 619	$494,824	0.00
	620 - 639	$761,082	0.00
	640 - 659	$3,141,421	0.02
	660 - 679	$4,219,449	0.02
	680 - 699	$2,793,827	0.01
	700 - 719	$2,468,749	0.01
	720 - 739	$2,589,434	0.01
	740 - 759	$1,799,056	0.01
	760 - 779	$1,625,712	0.01
	780 - 799	$1,899,537	0.01
	800 and above	$6,508,815	0.03
Total		$28,817,708	0.15

Grand Total		$18,910,733,393	100.00

* A mortgage for which no current appraisal value is available as at the Calculation Date is classified as "Not Available" and reported within the ">80.00 or Not Available" Current LTV category.

RBC Covered Bond Programme	Monthly Investor Report - June 28, 2013	Page 20 of 20